Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Changes in Provisions

Changes in provisions for the years ended December 31, 2023 and 2024 are as follows:

(i) 2023

(In millions of won)
	Litigation		Warranties (*)	Others	Total
Beginning balance	₩	1,680	249,368	8,432	259,480
Additions (reversal)		126	101,846	(2,552)	99,420
Usage		—	(177,419)	—	(177,419)
Ending balance	₩	1,806	173,795	5,880	181,481
Current	₩	1,806	109,990	5,880	117,676
Non-current	₩	—	63,805	—	63,805

(*) The Group provides warranty on defective products for warranty periods after sales. The provision is calculated based on the assumption of expected number of warranty claims and costs per claim considering historical experience.

(ii) 2024

(In millions of won)
	Litigation		Warranties (*)	Others	Total
Beginning balance	₩	1,806	173,795	5,880	181,481
Additions		5,673	113,689	117	119,479
Usage		—	(134,801)	—	(134,801)
Ending balance	₩	7,479	152,683	5,997	166,159
Current	₩	7,479	91,775	5,997	105,251
Non-current	₩	—	60,908	—	60,908

(*) The Group provides warranty on defective products for warranty periods after sales. The provision is calculated based on the assumption of expected number of warranty claims and costs per claim considering historical experience.